16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities Of The Concession [abstract]
Concession Financial and Sector Assets and Liabilities

16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

Concession financial assets	2019	2018
Energy distribution concession (16.1)	460	396
Gas distribution concession (16.1)	24	–
Indemnifiable receivable – Transmission (16.2)	1,281	1,296
Indemnifiable receivable – Generation (16.3)	816	816
Concession grant fee – Generation concessions (16.4)	2,468	2,409
	5,049	4,917

Concession sector assets	2019	2018
Amounts receivable from Parcel A (CVA) and Other Financial Components (16.5)	882	1,081
Total	5,931	5,998
Current assets	1,080	1,071
Non-current assets	4,851	4,927

The changes in concession financial assets related to infrastructure are as follows:

	Transmission	Generation	Distribution	Gas	Total
Balances at December 31, 2016	2,287	2,800	216	—	5,303
Additions	25	—	—	—	25
Transfers of indemnity – plants not renewed	—	1,082	—	—	1,082
Amounts received	(264)	(232)	—	—	(496)
Transfers between PP&E, Financial assets and Intangible assets	2	—	146	—	148
Monetary updating	224	317	—	—	541
Adjustment of expectation of cash flow from the Concession financial assets	54	—	9	—	63
Disposals	(2)	—	—	—	(2)
Adjustment of BRR of Transmission Assets	149	—	—	—	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) – including financial updating	—	271	—	—	271
Balances at December 31, 2017	2,475	4,238	371	—	7,084
Effects of first-time adoption of IFRS 15	(1,092)	—	—	—	(1,092)
Amounts received	(249)	(1,389)	—	—	(1,638)
Transfers from PP&E	—	—	27	—	27
Others transfers	—	(1)	(1)	—	(2)
Monetary updating	162	377	—	—	539
Disposals	—	—	(1)	—	(1)
Balances at December 31, 2018	1,296	3,225	396	—	4,917
Amounts received	(181)	(259)	—	—	(440)
Transfers from contract assets	44	—	48	—	92
Transfers from (to) intangible assets	—	—	(1)	24	23
Monetary updating	122	318	18	—	458
Disposals	—	—	(1)	—	(1)
Balances at December 31, 2019	1,281	3,284	460	24	5,049

16.1 Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. These financial assets are measured at fair value through profit or loss.

16.2 Transmission – Indemnifiable receivable

On August 16, 2016, the regulator approved the amount of R$ 892 as of November 2012, for the portion of the residual value of assets to be indemnified to the Company relating to the infrastructure not yet amortized nor depreciated nor yet refunded by the Grantor, related to the concession contracts renewed under Law 12,783/2013.

The amount of the receivable, updated to December 31, 2019, of R$1,281 (R$1,296 on December, 31, 2018), for which only passage of time is required for their payment, is classified as a financial asset, at amortized cost, in accordance with IFRS 9, as follows:

·	Portion of remuneration and depreciation unpaid since the extensions of concessions

An amount of R$ 833 (R$937 in 2018), corresponding to the portion of remuneration and depreciation unpaid from the date of the extension of the concessions until the tariff adjustment of 2017, which is inflation adjusted using the IPCA (Expanded National Customer Price) index and bears interest at the weighted average cost of capital of the transmission segment as defined by the regulator for the periodic tariff review, to be paid over a period of eight years through the RAP, since July of 2017.

·	Residual Value of transmission assets – injunction awarded to industrial customers

On April 10, 2017, a preliminary injunction was granted to the Brazilian Large Free Customers’ Association (Associação Brasileira de Grandes Consumidores Livres), the Brazilian Auto Glass Industry Technical Association (Associação Técnica Brasileira das Indústrias Automáticas de Vidro) and the Brazilian Ferro-alloys and Silicon Metal Producers’ Association (Associação Brasileira dos Produtores de Ferroligas e de Silicio Metálico) in their legal action against the regulator and the Federal Government requesting suspension of the effects on their tariffs of payment of a portion of the indemnity related to the concession contracts renewed under Law 12,783/2013.

The preliminary injunction was partial, with effects related to suspension of the inclusion in the customer tariffs paid by these associations of the portion of the indemnity corresponding to the capital cost remuneration, included since the date of extension of the concessions – amounting to R$448 at December 31, 2019 (R$359 at December 31, 2018), inflation-adjusted by the IPCA index.

In compliance with the court decision, the Regulator, presented a new calculation, excluding the amounts that refer to the capital cost remuneration.  The Company believes that this is a provisional decision, and that its right to receive such amount is enforceable by law, so no adjustment to the amount recorded at December 31, 2019 is necessary.

16.3 Generation – Indemnity receivable

As from August 2013, with the extinction of the concession for various plants operated by Company under Concession Contract 007/1997, it has a right to receive an amount corresponding to the residual value of the infrastructure assets, as specified in the concession contract. These balances are recorded as financial assets at fair value through profit or loss, and totaled R$ 816 on December 31, 2019 and 2018.

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)

Lot D
UHE Três Marias	July 2015	396	71	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	3	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	2	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda (1)	Dec. 2016	408	27	23
UHE Jaguara (1)	Aug. 2013	424	40	174
UHE São Simão (1)	Jan. 2015	1,710	2	3
		3,601.70	204	816

(1)	Investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$174, R$3 and R$23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be paid to the Company is in a process of discussion with Aneel (the regulator). Company does not expect losses in realization of these amounts.

On August 31, 2018 the Company received indemnity, of R$ 1,139 for the basic plan construction of the São Simão and Miranda plants. This amount had been adjusted by the Selic rate up to the date of its receipt.

As specified by the regulator (Aneel), the valuation reports that support the amounts to be received by the Company in relation to the residual value of the plants, previously operated by Company, that were included in Lot D and for the Volta Grande plant have been submitted to the regulator. The Company does not expect any losses in the realization of these amounts

In 2019, Publicc Hearing 003/2019 was opened to obtain inputs on improvement of the criteria and procedures for calculation of investments in assets returnable to the Grantor, not yet amortized or not depreciated, of generation concessions (whether extended or not), under Law 12,783/2013 and a Technical Note 096/2019 related to this matter was published on September 30, 2019. However the Normative Resolution has not yet been voted on by the Council of Aneel. The Company does not expect losses in realization of these amounts.

16.4 Concession grant fee – Generation concessions

The concession grant fee paid by the Company for a 30-year concession contracts, related to 18 hydroelectric plants, as an amount of R$ 2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as the Company has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in these concession financial assets are as follows:

SPE	Plants	2018	Monetary updating	Amounts received	2019
Cemig Geração Três Marias S.A.	Três Marias	1,370	171	(139)	1,402
Cemig Geração Salto Grande S.A.	Salto Grande	430	54	(44)	440
Cemig Geração Itutinga S.A.	Itutinga	161	23	(19)	165
Cemig Geração Camargos S.A.	Camargos	120	17	(13)	124
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	157	24	(20)	161
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	107	18	(15)	110
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	64	11	(9)	66
Total		2,409	318	(259)	2,468

SPE	Plants	2017	Monetary updating	Amounts received	2018
Cemig Geração Três Marias S.A.	Três Marias	1,330	174	(134)	1,370
Cemig Geração Salto Grande S.A.	Salto Grande	417	55	(42)	430
Cemig Geração Itutinga S.A.	Itutinga	156	23	(18)	161
Cemig Geração Camargos S.A.	Camargos	116	17	(13)	120
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	152	24	(19)	157
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	103	18	(14)	107
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	63	11	(10)	64
Total		2,337	322	(250)	2,409

SPE	Plants	2016	Monetary updating	Amounts received	2017
Cemig Geração Três Marias S.A.	Três Marias	1,283	172	(125)	1,330
Cemig Geração Salto Grande S.A.	Salto Grande	403	54	(40)	417
Cemig Geração Itutinga S.A.	Itutinga	150	23	(17)	156
Cemig Geração Camargos S.A.	Camargos	112	17	(13)	116
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	147	23	(18)	152
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade, Tronqueiras	99	17	(13)	103
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	60	11	(8)	63
Total		2,254	317	(234)	2,337

Of the energy produced by these plants, 70% is sold in the Regulated Market (ACR) and 30% in the Free Market (ACL).

Sector assets and liabilities

16.5 Account for compensation of variation of parcel A items (CVA) and Other financial components

Cemig D concession contract guarantees that, in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be paid by the grantor. The balances on (i) the CVA (Compensation for Variation of Parcel A items) Account, (ii) the account for Neutrality of Sector Charges, and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-controllable costs and the costs actually incurred. The variations are subject to adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

	2019			2018
Financial position	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	1,286	2,144	3,430	1,184	2,545	3,729
Current assets	1,286	1,269	2,555	1,184	1,505	2,689
Non-current assets	–	875	875	–	1,040	1,040
Liabilities	(882)	(1,666)	(2,548)	(1,140)	(1,509)	(2,649)
Current liabilities	(882)	(1,033)	(1,915)	(1,140)	(902)	(2,042)
Non-current liabilities	–	(633)	(633)	–	(607)	(607)
Total current, net	404	236	640	44	603	647
Total non-current, net	–	242	242	–	433	433
Total, net	404	478	882	44	1,036	1,080

	2019			2018
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	119	29	148	1	220	221
Tariff for use of transmission facilities of grid participants	(18)	114	96	24	(6)	18
Tariff for transport of Itaipu supply	9	16	25	2	16	18
Alternative power source program (Proinfa)	11	(6)	5	3	5	8
ESS/EER System Service/Energy Charges	(161)	(136)	(297)	(246)	(287)	(533)
Energy bought for resale	661	632	1,293	667	1,402	2,069
Other financial components
Over contracting of supply (1)	(84)	216	132	(204)	(13)	(217)
Neutrality of Parcel A	(30)	(12)	(42)	53	(15)	38
Other financial items	(71)	(206)	(277)	(236)	(212)	(448)
Tariff Flag balances (2)	-	(103)	(103)	-	(11)	(11)
Excess demand and reactive power	(32)	(66)	(98)	(21)	(62)	(83)
TOTAL	404	478	882	43	1,037	1,080

(1)	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load – thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment, when Aneel approves them. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this right, in the amount of R$ 216,852, as ‘Other financial components’, to be approved by Aneel in the next forthcoming tariff adjustments.
(2)	Billing arising from the ‘Flag’ Tariff System (see below) not yet approved by the regulator (Aneel).

Changes in balances of these sector assets and liabilities:

Balance at December 31, 2016	(407)
Additions	811
Amortization	177
Payments from the Flag Tariff Centralizing Account	(586)
Updating – Selic rate (Note 31)	(41)
Balance at December 31, 2017	(46)
Additions	1,638
Amortization	335
Others – R&D Reimbursement	(115)
Payments from the Flag Tariff Centralizing Account	(794)
Updating – Selic rate (Note 31)	62
Balance at December 31, 2018	1,080
Additions	724
Amortization	(666)
Payments from the Flag Tariff Centralizing Account	(361)
Updating – Selic rate (Note 31)	105
Balance at December 31, 2019	882

Payments from the Flag Tariff Centralizing Account

The ‘Flag Account’ (Conta Centralizadora de Recursos de Bandeiras Tarifárias – CCRBT or ‘Conta Bandeira’) manages the funds that are collected from captive customers of distribution concession and permission holders operating in the national grid, and are paid, on behalf of the CDE, directly to the Flag Account. The resulting funds are passed through by the Power Trading Chamber (CCEE) to distribution agents, based on the difference between the realized amounts of costs of thermal generation and the exposure to short term market prices, and the amount covered by the tariff in force.

Pass-through of funds from the Flag Account in 2019 totaled R$361 (R$794 in 2018 and R$586 in 2017) and were recognized as a partial realization of the CVA receivable previously constituted.